Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	Renovacare, Inc.
Entity Central Index Key	0001016708
Document Type	POS AM
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2015
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company